Earnings per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per Share
33.	Earnings per Share
(1)    Basic earnings per share

1)	Basic earnings per share for the years ended December 31, 2020, 2019 and 2018 are calculated as follows:

(In millions of won, except for share data)
	2020		2019	2018
Basic earnings per share attributable to owners of the Parent Company:
Profit attributable to owners of the Parent Company	￦	1,504,352	888,698	3,127,887
Interest on hybrid bonds		(14,766)	(14,766)	(15,803)

Profit attributable to owners of the Parent Company on common shares		1,489,586	873,932	3,112,084
Weighted average number of common shares outstanding		72,795,431	72,064,159	70,622,976

Basic earnings per share (in won)	￦	20,463	12,127	44,066

2)	The weighted average number of common shares outstanding for the years ended December 31, 2020, 2019 and 2018 are calculated as follows:

(In shares)
	2020
	Number of common shares	Weighted average number of common shares
Issued shares at January 1, 2020	80,745,711	80,745,711
Treasury shares at January 1, 2020	(7,609,263)	(7,609,263)
Acquisition of treasury shares	(1,809,295)	(341,017)

	71,327,153	72,795,431

(In shares)
	2019
	Number of common shares	Weighted average number of common shares
Issued shares at January 1, 2019	80,745,711	80,745,711
Treasury shares at January 1, 2019	(8,875,883)	(8,875,883)
Disposal of treasury shares	1,266,620	194,331

	73,136,448	72,064,159

(In shares)
	2018
	Number of common shares	Weighted average number of common shares
Issued shares at January 1, 2018	80,745,711	80,745,711
Treasury shares at January 1, 2018	(10,136,551)	(10,136,551)
Disposal of treasury shares	1,260,668	13,816

	71,869,828	70,622,976

(2) Diluted earnings per share

1)	Diluted earnings per share for the years ended December 31, 2020 are calculated as follows:

(In millions of won, except for share data)
	2020
Profit for the year on common shares	￦	1,489,586
Adjusted weighted average number of common shares outstanding		72,808,379

Diluted earnings per share (in won)	￦	20,459

2)	The adjusted weighted average number of common shares outstanding for the years ended December 31, 2020 are calculated as follows:

(In shares)
2020
Outstanding shares at January 1, 2020	73,136,448
Effect of treasury shares	(341,017)
Effect of share option	12,948

Adjusted weighted average number of common shares outstanding	72,808,379

For the years ended December 31, 2019 and 2018 diluted earnings per share are the same as basic earnings per share as there are no dilutive potential common shares.